Contingencies	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Note 12. Contingencies
Legal proceedings
Litigation with Nano Dimension regarding Stratasys’ Rights Plan and Nano Dimension’s tender offer
On April 25, 2023, the Company was named as a defendant in an action filed by Nano Dimension Ltd., or Nano, in the Tel-Aviv District Court in which Nano sought declaratory relief declaring that Stratasys’ shareholder rights plan is both illegal and void, and also requested a court order enjoining the Company and its directors from intervening with, or hindering in any way, a tender offer that Nano at the time intended to launch to acquire Stratasys ordinary shares.
On June 8, 2023, in its statement of defense, the Company rejected all of Nano’s claims, stating, among other things, that there was a substantial change of circumstance since Nano’s action was filed due to Stratasys’ entry into a merger agreement for the acquisition of Desktop Metal on May 25, 2023 and the launch of Nano’s tender offer on May 25, 2023. The Company argued that its rights plan is legal under Israeli law, and that due to the many flaws and unlawful conditions of Nano’s tender offer and Nano’s conduct and circumstances, The Company’s board was obligated to get involved and protect the Company and its shareholders. The Company also submitted a counterclaim to the court, seeking an order restraining Nano from completing its tender offer until certain conditions were to be fulfilled.
On July 18, 2023, in the context of an interim procedural decision, the Israeli court took the opportunity to express its preliminary view on the legality of shareholder rights plans for Israeli companies. The court indicated that it is inclined to view rights plans as permissible under Israeli law; that the adoption of a rights plan by a board should be viewed “with suspicion”; and that the board would bear the burden of proving certain matters related to the adoption of such a plan.
After Nano’s tender offer expired on July 31, 2023, on December 19, 2023, the court issued an order noting that, from the parties' written submissions, it is appropriate to rule upon one critical question: whether, under Israeli law, a Company can adopt a ‘poison pill’ (i.e., a shareholder rights plan). The court further noted that Nano should consider either amending its claim or withdrawing it and filing a new one. The court emphasized that no new evidence will be allowed and that should Nano choose to proceed with the then-current action, the only question to be considered by the court is the validity of the poison pill under Israeli law. On July 1, 2024, following a request submitted by Nano, which was unopposed by the Company, the court dismissed Nano's claim without prejudice.
Ordinary course litigation
In addition to the foregoing litigations, the Company is also a party to various legal proceedings from time to time, the outcome of which, in the opinion of management, will not have a significant effect on the financial position, profitability or cash flows of the Company.